Employee Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Benefit Plans
Contribution to employee benefit plans	$ 65,851,244	$ 58,365,171	$ 45,924,681